Derivatives Not Designated as Hedging Instruments Contract Amount (Detail) (Foreign exchange risk management, JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Credit Derivatives [Line Items]
Derivatives Not Designated as Hedging Instruments Contract Amount	¥ 19,439	¥ 25,763
Foreign exchange forward contracts
Credit Derivatives [Line Items]
Derivatives Not Designated as Hedging Instruments Contract Amount	4,296	4,478
Foreign currency option contracts
Credit Derivatives [Line Items]
Derivatives Not Designated as Hedging Instruments Contract Amount	¥ 15,143	¥ 21,285